Consolidation (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Deconsolidation [Member]	Aug. 31, 2012 Deconsolidation [Member]	Apr. 11, 2011 Deconsolidation [Member]	Dec. 18, 2012 Consolidation [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	50.50%	50.50%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.50%	49.50%
Consolidated variable interest entities aggregate assets	$ 52,800,000	$ 52,800,000	$ 111,100,000			$ 80,300,000	$ 17,700,000	$ 21,000,000
Consolidated variable interest entities aggregate liabilities	2,000,000	2,000,000	500,000				7,600,000
Redeemable noncontrolling interest in subsidiaries	7,268,000	7,268,000	506,000		600,000			6,000,000
Translation Adjustment Functional to Reporting Currency, (Loss) Gain, Reclassified to Earnings		1,200,000
Derivatives used in Net Investment Hedge, (Loss) Gain, Reclassified to Earnings		(1,100,000)
Deconsolidation, Gain (Loss), Amount			0	0
Ownership interest in equity-method investment	12.00%	12.00%
Assets under management of equity investee	400,000,000	400,000,000
Other Asset Impairment Charges	3,000,000
Equity Method Investments	$ 3,800,000	$ 3,800,000